Investment Portfolio	as of June 30, 2019 (Unaudited)

DWS GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 78.7%
Government National Mortgage Association:
2.99%, 4/15/2042	113,236	115,411
3.0%, with various maturities from 9/15/2042 until 7/1/2049 (a)	304,377,669	311,146,228
3.5%, with various maturities from 11/20/2041 until 7/1/2049 (a)	432,667,283	448,292,567
4.0%, with various maturities from 8/20/2040 until 5/20/2049	110,229,887	114,547,654
4.25%, with various maturities from 5/15/2041 until 10/15/2041	674,801	707,773
4.49%, with various maturities from 6/15/2041 until 7/15/2041	872,021	921,998
4.5%, with various maturities from 8/15/2039 until 6/20/2049	145,653,620	153,173,431
4.55%, 1/15/2041	1,730,012	1,845,732
4.625%, 5/15/2041	295,423	312,010
5.0%, with various maturities from 3/20/2029 until 2/20/2049	78,614,980	84,049,650
5.5%, with various maturities from 1/15/2034 until 6/15/2042	50,211,991	56,196,382
6.0%, with various maturities from 12/15/2022 until 1/15/2039	13,969,700	15,942,040
6.5%, with various maturities from 6/20/2032 until 3/20/2039	9,012,579	10,359,374
7.0%, with various maturities from 9/15/2035 until 4/20/2039	1,981,076	2,179,519
7.5%, with various maturities from 6/20/2022 until 8/20/2032	104,735	123,422
Total Government National Mortgage Association (Cost $1,197,302,144)		1,199,913,191
Asset-Backed 6.0%
Automobile Receivables 2.3%
AmeriCredit Automobile Receivables Trust:
"A3", Series 2017-1, 1.87%, 8/18/2021	2,443,078	2,439,006
"C", Series 2019-2, 2.74%, 4/18/2025	2,040,000	2,048,581
"D", Series 2017-3, 3.18%, 7/18/2023	7,700,000	7,785,599
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024	15,850,000	16,125,964
United Auto Credit Securitization Trust, "A", Series 2019-1, 144A, 2.82%, 7/12/2021	6,042,905	6,050,219
		34,449,369
Miscellaneous 3.7%
Carbone CLO Ltd., "A1", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.140%, 3.732% *, 1/20/2031	14,950,000	14,875,579
GMF Floorplan Owner Revolving Trust, "B", Series 2019-2, 144A, 3.1%, 4/15/2026	18,560,000	18,957,523
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	14,950,000	15,146,978
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	7,512,900	7,548,730
		56,528,810
Total Asset-Backed (Cost $90,169,309)		90,978,179
Commercial Mortgage-Backed Securities 1.8%
GS Mortgage Securities Trust, “A4”, Series 2019-GC40, 3.16%, 7/10/2052 (a)	11,900,000	12,256,512
Wells Fargo Commercial Mortgage Trust:
"A4", Series 2016-NXS6, 2.918%, 11/15/2049	2,370,000	2,410,201
“A4”, Series 2019-C51, 3.311%, 6/15/2052 (a)	12,000,000	12,359,160
Total Commercial Mortgage-Backed Securities (Cost $26,912,720)		27,025,873
Collateralized Mortgage Obligations 15.5%
Fannie Mae Whole Loan, "IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	246,822	47,261
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	427,597	383,366
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	225,141	197,184
"PT", Series 3586, 1.555%, 2/15/2038	3,125,201	2,694,945
"CZ", Series 4113, 3.0%, 9/15/2042	4,794,367	4,816,104
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	7,408,123	890,738
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	16,400,837	2,795,314
"C1", Series 329, Interest Only, 4.0%, 12/15/2041	25,342,038	4,455,047
"UZ", Series 4339, 4.0%, 2/15/2054	9,289,520	9,671,132
"UA", Series 4298, 4.0%, 2/15/2054	1,938,057	1,983,807
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	4,664,952	181,664
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	24,975,610	5,077,334
"C28", Series 303, Interest Only, 4.5%, 1/15/2043	31,545,910	6,271,220
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	180,675	29,049
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	675,589	28,288
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	10,415,661	2,467,637
"A", Series 172, Interest Only, 6.5%, 1/1/2024	81,470	8,580
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	13,716,879	3,434,766
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	2,695,434	2,364,605
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,048,186
"FE", Series 2018-94, 1-month USD-LIBOR + 0.400%, 2.804% * , 1/25/2049	5,624,675	5,621,075
"Z", Series 2013-44, 3.0%, 5/25/2043	4,320,795	4,421,763
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	9,089,956	1,593,894
"LZ", Series 2013-6, 3.5%, 2/25/2043	917,270	967,215
"4", Series 406, Interest Only, 4.0%, 9/25/2040	6,154,129	1,090,376
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	6,059,915	1,071,643
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	28,282,740	5,306,391
"UI", Series 2010-126, Interest Only, 5.5%, 10/25/2040	11,717,475	2,029,565
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	14,661,033	3,051,688
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	12,316,784	2,491,794
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	639,151	13,001
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	2,519,669	791,542
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	1,346,872	1,146,574
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,527,741
"FY", Series 2015-80, 1-month USD-LIBOR + 0.270%, 2.653% * , 3/20/2043	15,129,392	15,102,692
"WZ", Series 2014-99, 3.0%, 7/16/2044	9,334,640	9,403,018
"BW", Series 2014-119, 3.0%, 8/20/2044	4,587,019	4,581,284
"MT", Series 2015-92, 3.0%, 1/20/2045	10,000,000	10,016,059
"PY", Series 2015-123, 3.0%, 9/20/2045	10,688,000	10,935,020
"BL", Series 2017-85, 3.0%, 8/20/2046	5,888,857	5,871,875
"YP", Series 2017-93, 3.0%, 2/20/2047	3,495,516	3,482,593
"ML", Series 2017-66, 3.0%, 4/20/2047	4,135,000	4,050,211
"GT", Series 2017-113, 3.0%, 7/20/2047	5,731,733	5,622,183
"KC", Series 2017-155, 3.0%, 10/20/2047	3,605,708	3,571,458
"S", Series 2013-134, Interest Only, 5.600% minus 1-month USD-LIBOR, 3.217% * , 9/20/2043	17,470,559	2,539,049
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	2,943,925	239,595
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	7,595,124	364,972
"JI", Series 2013-10, Interest Only, 3.5%, 1/20/2043	16,506,993	2,886,581
"ID", Series 2013-70, Interest Only, 3.5%, 5/20/2043	7,059,285	1,268,929
"EP", Series 2013-147, 3.625%, 12/20/2039	5,669,000	6,132,740
"SL", Series 2013-99, Interest Only, 6.150% minus 1-month USD-LIBOR, 3.767% * , 3/20/2043	34,064,662	4,398,753
"SJ", Series 2013-169, Interest Only, 6.250% minus 1-month USD-LIBOR, 3.867% * , 1/20/2043	17,465,131	2,170,221
"AS", Series 2018-124, Interest Only, 6.250% minus 1-month USD-LIBOR, 3.867% * , 9/20/2048	18,293,636	2,992,316
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	20,982,866	1,332,059
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	5,643,918	520,889
"SG", Series 2017-60, Interest Only, 6.470% minus 1-month USD-LIBOR, 4.087% * , 2/20/2038	17,920,028	2,910,738
"SD", Series 2017-60, Interest Only, 6.520% minus 1-month USD-LIBOR, 4.137% * , 2/20/2038	10,952,263	1,767,178
"ZC", Series 2003-86, 4.5%, 10/20/2033	667,950	722,243
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	4,949,651	695,983
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	5,058,784	516,811
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	3,747,920	528,650
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,723,968	1,984,849
"AZ", Series 2019-31, 5.0%, 3/20/2049	6,075,313	6,821,006
"PC", Series 2003-19, 5.5%, 3/16/2033	1,444,315	1,573,322
"Z", Series 2006-12, 5.5%, 3/20/2036	134,488	158,702
"DZ", Series 2009-106, 5.5%, 11/20/2039	245,332	306,320
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	6,751,742	1,425,145
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	436,224	80,961
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	668,953	162,730
"SB", Series 2014-81, 16.400% minus 4 x 1-month USD-LIBOR, 6.64% * , 6/20/2044	636,115	733,499
JP Morgan Mortgage Trust:
"A6", Series 2017-2, 144A, 3.0%, 5/25/2047	11,169,519	11,166,937
"A5", Series 2017-4, 144A, 3.5%, 11/25/2048	7,091,249	7,195,405
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	14,500,000	14,525,643
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	6,216,231	6,305,951
Total Collateralized Mortgage Obligations (Cost $231,103,573)		237,035,059
U.S. Government Agency Sponsored Pass-Throughs 2.3%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2045	12,016,144	12,724,273
4.0%, 12/1/2045	7,326,243	7,758,168
7.0%, 10/1/2038	100,004	106,010
Federal National Mortgage Association:
4.0%, 9/1/2040	574,306	605,684
4.0%, 8/1/2047	10,046,499	10,490,650
5.0%, 7/1/2044	2,589,858	2,834,371
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $33,956,453)		34,519,156
Government & Agency Obligations 4.5%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Note, 0.5%, 4/15/2024	46,600,760	47,182,559
U.S. Treasury Note, 2.0%, 11/15/2026	21,600,000	21,764,531
Total Government & Agency Obligations (Cost $68,276,522)		68,947,090
Short-Term U.S. Treasury Obligations 2.2%
U.S. Treasury Bills:
2.36% **, 8/15/2019 (b)	3,464,000	3,454,940
2.582% **, 10/10/2019 (c)	31,000,000	30,817,793
Total Short-Term U.S. Treasury Obligations (Cost $34,229,219)		34,272,733
Commercial Paper 2.6%
ENI Finance U.S.A., Inc., 2.739%, 7/26/2019	15,000,000	14,969,678
Ford Motor Credit Co., 2.989%, 9/23/2019	16,100,000	15,984,326
Nissan Motor Acceptance Corp., 2.747%, 7/15/2019	8,500,000	8,490,463
Total Commercial Paper (Cost $39,453,360)		39,444,467
	Shares	Value ($)
Cash Equivalents 11.1%
DWS Central Cash Management Government Fund, 2.40% (d)	105,183,185	105,183,185
DWS ESG Liquidity Fund "Capital Shares", 2.55% (d)	63,286,763	63,293,092
Total Cash Equivalents (Cost $168,463,768)		168,476,277
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,889,867,068)	124.7	1,900,612,025
Other Assets and Liabilities, Net	(24.7)	(376,036,199)
Net Assets	100.0	1,524,575,826

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2019 are as follows:

Value ($) at 9/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2019	Value ($) at 6/30/2019
Cash Equivalents 11.1%
DWS Central Cash Management Government Fund, 2.40% (d)
54,431,675	1,026,900,346	976,148,836	—	—	1,638,252	—	105,183,185	105,183,185
DWS ESG Liquidity Fund "Capital Shares", 2.55% (d)
161,838,321	1,948,560	100,508,460	18,166	(3,495)	1,810,094	—	63,286,763	63,293,092
216,269,996	1,028,848,906	1,076,657,296	18,166	(3,495)	3,448,346	—	168,469,948	168,476,277

* Variable or floating rate security. These securities are shown at their current rate as of June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) When-issued, delayed delivery or forward commitment securities included.
(b) At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) At June 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/19/2019	922	125,969,731	127,351,250	1,381,519
Ultra Long U.S. Treasury Bond	USD	9/19/2019	312	53,942,754	55,399,500	1,456,746
Total unrealized appreciation						2,838,265

At June 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
5 Year U.S. Treasury Note	USD	9/30/2019	2,244	263,839,194	265,142,625	(1,303,431)
U.S. Treasury Long Bond	USD	9/19/2019	339	51,590,646	52,746,281	(1,155,635)
Total unrealized depreciation						(2,459,066)

At June 30, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 1.961% Semi-Annually	Floating — 3-Month LIBOR Quarterly	6/28/2019 6/28/2029	10,800,000	USD	(6,788)	—	(6,788)
Fixed — 2.724% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	13,100,000	USD	(1,003,171)	—	(1,003,171)
Fixed — 2.085% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/30/2019 5/31/2022	7,700,000	USD	(70,953)	—	(70,953)
Fixed — 2.179% Semi-Annually	Floating — 3-Month LIBOR Quarterly	5/21/2019 2/21/2023	15,800,000	USD	(241,582)	—	(241,582)
Total unrealized depreciation							(1,322,494)

At June 30, 2019, open total return swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Long Positions
Markit IOS INDEX FN30.400.10	4.0%/ Monthly	Goldman Sachs & Co. 1/12/2041	5,989,212	USD	(22,393)	—	(22,393)

As of June 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	27,111,824	JPY	3,343,348,280	8/8/2019	174,718	Citigroup, Inc.

Currency Abbreviations
EUR	Euro	USD	United States Dollar
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,199,913,191	$—	$1,199,913,191
Asset-Backed	—	90,978,179	—	90,978,179
Commercial Mortgage-Backed Securities	—	27,025,873	—	27,025,873
Collateralized Mortgage Obligations	—	237,035,059	—	237,035,059
U.S. Government Agency Sponsored Pass-Throughs	—	34,519,156	—	34,519,156
Government & Agency Obligations	—	68,947,090	—	68,947,090
Short-Term U.S. Treasury Obligations	—	34,272,733	—	34,272,733
Commercial Paper	—	39,444,467	—	39,444,467
Short-Term Investments (e)	168,476,277	—	—	168,476,277
Derivatives (f)
Futures Contracts	2,838,265	—	—	2,838,265
Forward Foreign Currency Contracts	—	174,718	—	174,718
Total	$171,314,542	$1,732,310,466	$—	$1,903,625,008
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(2,459,066)	$—	$—	$(2,459,066)
Interest Rate Swap Contracts	—	(1,322,494)	—	(1,322,494)
Total Return Swap Contracts	—	(22,393)	—	(22,393)
Total	$(2,459,066)	$(1,344,887)	$—	$(3,803,953)

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, total return swap contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Foreign Currency Contracts	$ —	$ —	$ 174,718
Interest Rate Contracts	$ 379,199	$ (1,344,887)	$ —